Paras Madho
Manager
Securities Operations
[redacted]

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05067910

RECD S.E.C.
OCT 18 2005

1-4717

NYSE

Cert NYS

October 18, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

PROCESSED
OCT 20 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KANSAS CITY SOUTHERN, Rights to Purchase Series A Preferred Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 18, 2005.

Sincerely,

Paras Madho